Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 10,261,997	$ 333,941	$ 11,424,860
Fair value of the plan assets	(6,477,877)	(210,800)	(5,863,264)
Present value of unfunded defined benefit obligation	3,784,120	123,141	5,561,596	$ 180,983	$ 6,196,840	$ 4,926,396
Recorded under other payables	(88,983)	(2,896)	(67,524)
Recorded under other non-current assets	248,843	8,098
Net defined benefit liability	$ 3,943,980	$ 128,343	$ 5,494,072